SKYLAR ELECTRICITY FUTURES ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

	Shares	Fair Value
Short-Term Investments — 90.2%
First American Government Obligations Fund, Class X, 3.57%(a)	586,484	$ 586,484

Total Money Market Funds (Cost $586,484)		586,484

Total Investments — 90.2%
(Cost $586,484)		586,484

Other Assets in Excess of Liabilities — 9.8%		63,860

Total Net Assets — 100.0%		$ 650,344

(a)	Rate disclosed is the seven day effective yield as of July 31, 2026.

SKYLAR ELECTRICITY FUTURES ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2026

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value (b)	Unrealized Appreciation (Depreciation)
FUTURES
ERCOT North 345KV Real-Time Peak Fixed Price Future	2	09/09/2026	$ 30,462	$ (20,761)
ERCOT North 345KV Real-Time Peak Fixed Price Future	2	10/08/2026	26,376	(5,107)
ERCOT North 345KV Real-Time Peak Fixed Price Future	1	11/09/2026	12,408	(176)
ERCOT North 345KV Real-Time Peak Fixed Price Future	1	12/08/2026	11,056	(304)
ERCOT North 345KV Real-Time Peak Fixed Price Future	1	01/11/2027	12,788	(60)
ERCOT North 345KV Real-Time Peak Fixed Price Future	1	02/08/2027	17,466	(454)
ERCOT North 345KV Real-Time Peak Fixed Price Future	1	03/08/2027	17,050	(870)
ERCOT North 345KV Real-Time Peak Fixed Price Future	1	04/08/2027	11,879	(81)
ERCOT North 345KV Real-Time Peak Fixed Price Future	1	05/10/2027	12,049	609
ERCOT North 345KV Real-Time Peak Fixed Price Future	1	06/08/2027	11,456	256
ERCOT North 345KV Real-Time Peak Fixed Price Future	1	07/09/2027	14,397	(35)
ERCOT North 345KV Real-Time Peak Fixed Price Future	1	08/09/2027	21,554	(6,284)
ERCOT North 345KV Real-Time Peak Fixed Price Future	1	09/09/2027	29,938	775
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	2	09/03/2026	55,439	(7,880)
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	2	10/05/2026	50,399	234
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	1	11/04/2026	24,816	563
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	1	12/03/2026	21,648	(48)
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	1	01/06/2027	28,002	986
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	1	02/03/2027	37,424	5,744
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	1	03/03/2027	29,392	(2,288)
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	1	04/05/2027	24,288	1,196
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	1	05/05/2027	23,232	1,144
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	1	06/03/2027	20,960	480
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	1	07/06/2027	26,488	–
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	1	08/04/2027	40,824	2,520
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	1	09/03/2027	33,141	(6,987)
Total Futures			644,932	(36,828)

Total Futures Contracts			$ 644,932	$ (36,828)

(b)	The amounts shown are the underlying reference notional amounts for the value of wholesale electricity upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.